Offerings - Offering: 1	Sep. 16, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Ventas, Inc.
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 295,200.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Registration Statement of Ventas, Inc. (the "Registrant") on Form S-3ASR (File No. 333-277185) filed on February 20, 2024 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.